RELATED PARTY TRANSACTIONS - Subsidiary Transactions (Details) - Subsidiaries - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Revenue	$ 36	$ 74
Purchases	203	194
Accounts receivable	97	87
Accounts payable and accrued liabilities	$ 113	$ 138